United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2021

Date of reporting period: September 30, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.05%
Communication Services - 18.55%
Diversified Telecommunication Services - 0.78%
Iridium Communications, Inc.A	191,555	$4,899,977

Entertainment - 9.23%
HUYA, Inc., ADRA B	231,201	5,537,264
Netflix, Inc.A	1,894	947,057
Nintendo Co., Ltd., ADR	60,679	4,302,141
Roku, Inc.A	168,001	31,718,589
Sea Ltd., ADRA	17,967	2,767,636
Spotify Technology S.A.A	51,149	12,407,213

		57,679,900

Interactive Media & Services - 8.54%
Eventbrite, Inc., Class AA B	9,767	105,972
Facebook, Inc., Class AA	22,057	5,776,728
Pinterest, Inc., Class AA	367,312	15,247,121
Tencent Holdings Ltd., ADRB	43,272	2,927,351
Twitter, Inc.A	77,275	3,438,738
Zillow Group, Inc., Class CA B	255,002	25,905,653

		53,401,563

Total Communication Services		115,981,440

Consumer Discretionary - 11.35%
Automobiles - 10.97%
Tesla, Inc.A	159,885	68,592,264

Internet & Direct Marketing Retail - 0.38%
MercadoLibre, Inc.A	2,224	2,407,435

Total Consumer Discretionary		70,999,699

Financials - 3.72%
Capital Markets - 0.82%
Intercontinental Exchange, Inc.	51,104	5,112,955

Consumer Finance - 2.90%
LendingClub Corp.A	183,369	863,668
LendingTree, Inc.A B	56,337	17,289,262

		18,152,930

Total Financials		23,265,885

Health Care - 25.97%
Biotechnology - 17.45%
Cellectis S.A., ADRA	12,046	222,851
CRISPR Therapeutics AGA B	251,036	20,996,651
Editas Medicine, Inc.A B	354,624	9,950,749
Intellia Therapeutics, Inc.A B	158,149	3,144,002
Invitae Corp.A B	906,925	39,315,199
Iovance Biotherapeutics, Inc.A	240,501	7,917,293
Organovo Holdings, Inc.A B	3,528	27,907
Seres Therapeutics, Inc.A	364,443	10,317,381
Syros Pharmaceuticals, Inc.A B	186,593	1,649,482
Twist Bioscience Corp.A	112,970	8,582,331

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.05% (continued)
Health Care - 25.97% (continued)
Biotechnology - 17.45% (continued)
Veracyte, Inc.A B	215,076	$6,987,819

		109,111,665

Health Care Equipment & Supplies - 0.62%
Cerus Corp.A	616,222	3,857,550

Health Care Technology - 2.83%
Teladoc Health, Inc.A B	80,739	17,701,218

Life Sciences Tools & Services - 5.07%
Compugen Ltd.A B	219,844	3,572,465
Illumina, Inc.A	50,585	15,634,812
NanoString Technologies, Inc.A B	188,127	8,409,277
Pacific Biosciences of California, Inc.A	413,947	4,085,657

		31,702,211

Total Health Care		162,372,644

Industrials - 2.57%
Machinery - 2.57%
Proto Labs, Inc.A	123,890	16,043,755

Information Technology - 31.89%
IT Services - 8.13%
PayPal Holdings, Inc.A	4,550	896,487
Square, Inc., Class AA	256,430	41,682,696
Twilio, Inc., Class AA	33,441	8,262,937

		50,842,120

Semiconductors & Semiconductor Equipment - 5.38%
NVIDIA Corp.	6,949	3,760,938
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	115,027	9,325,239
Teradyne, Inc.	107,414	8,535,116
Xilinx, Inc.	115,270	12,015,745

		33,637,038

Software - 15.29%
2U, Inc.A B	540,027	18,285,314
Autodesk, Inc.A	24,390	5,634,334
DocuSign, Inc.A	35,359	7,610,671
Materialise N.V., ADRA B	75,126	2,772,901
PagerDuty, Inc.A B	455,488	12,348,280
salesforce.com, Inc.A	11,282	2,835,392
Slack Technologies, Inc., Class AA B	780,479	20,963,666
Splunk, Inc.A	51,343	9,659,159
Synopsys, Inc.A	27,924	5,975,177
Unity Software, Inc.A	36,600	3,194,448
Zscaler Inc.A	45,096	6,344,556

		95,623,898

Technology Hardware, Storage & Peripherals - 3.09%
Pure Storage, Inc., Class AA	1,087,623	16,738,518
Stratasys Ltd.A B	205,628	2,564,181

		19,302,699

Total Information Technology		199,405,755

Total Common Stocks (Cost $395,566,019)		588,069,178

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.08% (Cost $31,750,214)
Investment Companies - 5.08%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	31,750,214	$31,750,214

SECURITIES LENDING COLLATERAL - 2.22% (Cost $13,912,454)
Investment Companies - 2.22%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	13,912,454	13,912,454

TOTAL INVESTMENTS - 101.35% (Cost $441,228,687)		633,731,846
LIABILITIES, NET OF OTHER ASSETS - (1.35%)		(8,425,176)

TOTAL NET ASSETS - 100.00%		$625,306,670

Percentages are stated as a percent of net assets.

A Non-income producing security.
B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
C The Fund is affiliated by having the same investment advisor.
D 7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$588,069,178	$—	$—	$588,069,178
Short-Term Investments	31,750,214	—	—	31,750,214
Securities Lending Collateral	13,912,454	—	—	13,912,454

Total Investments in Securities- -Assets	$633,731,846	$—	$—	$633,731,846

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.20%
Communication Services - 18.02%
Diversified Telecommunication Services - 4.91%
AT&T, Inc.	145,200	$4,139,652

Entertainment - 8.59%
Lions Gate Entertainment Corp., Class BA	457,900	3,992,888
Walt Disney Co.	26,250	3,257,100

		7,249,988

Media - 4.52%
ViacomCBS, Inc., Class BB	136,200	3,814,962

Total Communication Services		15,204,602

Consumer Discretionary - 16.85%
Automobiles - 4.25%
General Motors Co.	121,000	3,580,390

Hotels, Restaurants & Leisure - 2.97%
Starbucks Corp.	29,200	2,508,864

Specialty Retail - 4.86%
Urban Outfitters, Inc.A	197,100	4,101,651

Textiles, Apparel & Luxury Goods - 4.77%
Hanesbrands, Inc.B	255,500	4,024,125

Total Consumer Discretionary		14,215,030

Energy - 2.91%
Oil, Gas & Consumable Fuels - 2.91%
Devon Energy Corp.	64,800	613,008
WPX Energy, Inc.A	375,000	1,837,500

		2,450,508

Total Energy		2,450,508

Financials - 14.31%
Banks - 9.21%
Bank of America Corp.	167,100	4,025,439
Regions Financial Corp.	324,900	3,746,097

		7,771,536

Diversified Financial Services - 5.10%
Berkshire Hathaway, Inc., Class BA	20,210	4,303,518

Total Financials		12,075,054

Health Care - 6.73%
Pharmaceuticals - 6.73%
Merck & Co., Inc.	19,600	1,625,820
Pfizer, Inc.	110,400	4,051,680

		5,677,500

Total Health Care		5,677,500

Industrials - 9.98%
Air Freight & Logistics - 5.31%
FedEx Corp.	17,820	4,482,086

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.20% (continued)
Industrials - 9.98% (continued)
Machinery - 4.67%
Westinghouse Air Brake Technologies Corp.	63,600	$3,935,568

Total Industrials		8,417,654

Information Technology - 12.05%
Electronic Equipment, Instruments & Components - 2.50%
Corning, Inc.	65,100	2,109,891

Semiconductors & Semiconductor Equipment - 4.66%
Micron Technology, Inc.A	83,700	3,930,552

Software - 4.89%
FireEye, Inc.A	334,300	4,126,934

Total Information Technology		10,167,377

Materials - 16.35%
Chemicals - 11.90%
Albemarle Corp.	25,700	2,294,496
Axalta Coating Systems Ltd.A	176,800	3,919,656
DuPont de Nemours, Inc.	69,000	3,828,120

		10,042,272

Containers & Packaging - 4.45%
Graphic Packaging Holding Co.	266,200	3,750,758

Total Materials		13,793,030

Total Common Stocks (Cost $87,418,195)		82,000,755

SHORT-TERM INVESTMENTS - 3.13% (Cost $2,641,369)
Investment Companies - 3.13%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	2,641,369	2,641,369

TOTAL INVESTMENTS - 100.33% (Cost $90,059,564)		84,642,124
LIABILITIES, NET OF OTHER ASSETS - (0.33%)		(282,368)

TOTAL NET ASSETS - 100.00%		$84,359,756

Percentages are stated as a percent of net assets.

A Non-income producing security.
B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
C The Fund is affiliated by having the same investment advisor.
D 7-day yield.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$82,000,755	$—	$—	$82,000,755
Short-Term Investments	2,641,369	—	—	2,641,369

Total Investments in Securities – Assets	$84,642,124	$—	$—	$84,642,124

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.90%
Communication Services - 15.66%
Entertainment - 11.06%
IMAX Corp.A	10,300	$123,188
Liberty Media Corp-Liberty Braves, Class CA B	7,800	163,878
Lions Gate Entertainment Corp., Class BA	38,600	336,592

		623,658

Media - 4.60%
AMC Networks, Inc., Class AA	10,500	259,455

Total Communication Services		883,113

Consumer Discretionary - 15.97%
Specialty Retail - 5.24%
Urban Outfitters, Inc.A	14,200	295,502

Textiles, Apparel & Luxury Goods - 10.73%
Carter’s, Inc.	3,600	311,688
Hanesbrands, Inc.C	18,600	292,950

		604,638

Total Consumer Discretionary		900,140

Energy - 3.87%
Oil, Gas & Consumable Fuels - 3.87%
WPX Energy, Inc.A	44,500	218,050

Financials - 8.54%
Banks - 8.54%
Cadence BanCorp	23,700	203,583
Regions Financial Corp.	24,100	277,873

		481,456

Total Financials		481,456

Health Care - 6.77%
Health Care Equipment & Supplies - 2.39%
Varex Imaging Corp.A	10,600	134,832

Health Care Technology - 4.38%
Allscripts Healthcare Solutions, Inc.A	30,300	246,642

Total Health Care		381,474

Industrials - 5.99%
Aerospace & Defense - 4.01%
BWX Technologies, Inc.	1,000	56,310
Maxar Technologies, Inc.	6,815	169,966

		226,276

Machinery - 1.98%
Westinghouse Air Brake Technologies Corp.	1,800	111,384

Total Industrials		337,660

Information Technology - 17.45%
Communications Equipment - 1.90%
Ciena Corp.A	2,700	107,163

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.90% (continued)
Information Technology - 17.45% (continued)
Electronic Equipment, Instruments & Components - 3.82%
FLIR Systems, Inc.	6,000	$215,100

IT Services - 5.79%
GreenSky, Inc., Class AA	18,800	83,472
Perspecta, Inc.	12,500	243,125

		326,597

Semiconductors & Semiconductor Equipment - 0.92%
Entegris, Inc.	700	52,038

Software - 5.02%
FireEye, Inc.A	22,900	282,700

Total Information Technology		983,598

Materials - 19.65%
Chemicals - 10.77%
Albemarle Corp.	1,700	151,776
Axalta Coating Systems Ltd.A	12,200	270,474
PQ Group Holdings, Inc.A	18,037	185,060

		607,310

Containers & Packaging - 4.35%
Graphic Packaging Holding Co.	17,400	245,166

Metals & Mining - 4.53%
Compass Minerals International, Inc.	4,300	255,205

Total Materials		1,107,681

Total Common Stocks (Cost $6,760,429)		5,293,172

EXCHANGE-TRADED INSTRUMENTS - 3.61% (Cost $212,754)
Exchange-Traded Funds - 3.61%
SPDR S&P MidCap 400 ETF Trust	600	203,298

SHORT-TERM INVESTMENTS - 2.31% (Cost $130,245)
Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	130,245	130,245

TOTAL INVESTMENTS - 99.82% (Cost $7,103,428)		5,626,715
OTHER ASSETS, NET OF LIABILITIES - 0.18%		10,251

TOTAL NET ASSETS - 100.00%		$5,636,966

Percentages are stated as a percent of net assets.

A  Non-income producing security.

B  Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C  All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.

D  The Fund is affiliated by having the same investment advisor.

E   7-day yield.

ETF - Exchange-Traded Fund.

S&P - Standard & Poor’s 500 Index.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,293,172	$—	$—	$5,293,172
Exchange-Traded Instruments	203,298	—	—	203,298
Short-Term Investments	130,245	—	—	130,245

Total Investments in Securities – Assets	$5,626,715	$—	$—	$5,626,715

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 99.30%
CONVERTIBLE PREFERRED STOCKS - 6.73%
Consumer Discretionary - 0.55%
Auto Components - 0.55%
Aptiv PLC, Series A, 5.500%, Due 06/15/2023	6,025	$686,549

Financials - 0.96%
Capital Markets - 0.96%
Cowen, Inc., Series A, 5.625%A B	1,485	1,208,780

Industrials - 0.56%
Machinery - 0.56%
Fortive Corp., Series A, 5.000%, Due 07/1/2021	744	702,978

Information Technology - 0.91%
Electronic Equipment, Instruments & Components - 0.43%
II-VI, Inc., Series A, 6.000%, Due 07/1/2023	2,828	533,785

Technology Hardware, Storage & Peripherals - 0.48%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A B	614	604,625

Total Information Technology		1,138,410

Materials - 1.31%
Chemicals - 1.31%
International Flavors & Fragrances, Inc., 6.000%, Due 09/15/2021	5,948	263,496
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,340	1,373,500

		1,636,996

Total Materials		1,636,996

Real Estate - 2.44%
Diversified Financial Services - 1.31%
AMG Capital Trust, 5.150%, Due 10/15/2037A	36,305	1,646,182

Equity Real Estate Investment Trusts (REITs) - 1.13%
New York Community Capital Trust, 6.000%, Due 11/1/2051	32,075	1,418,035

Total Real Estate		3,064,217

Total Convertible Preferred Stocks (Cost $9,024,794)		8,437,930

	Principal Amount
CONVERTIBLE OBLIGATIONS - 77.58%
Communications - 7.01%
Internet - 5.49%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023A	$1,086,000	948,863
FireEye, Inc., 1.625%, Due 6/1/2035, Series BA C	41,000	39,592
Match Group Financeco, Inc., 2.000%, Due 1/15/2030A D	786,000	1,194,676
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023A	832,000	937,906
Perficient, Inc.,
2.375%, Due 9/15/2023	211,000	274,310
1.250%, Due 8/1/2025D	313,000	332,266
Q2 Holdings, Inc., 0.750%, Due 6/1/2026A	838,000	1,026,433
Zillow Group, Inc., 2.750%, Due 5/15/2025A	1,234,000	2,132,084

		6,886,130

Telecommunications - 1.52%
Infinera Corp., 2.125%, Due 9/1/2024A	724,000	668,091
Liberty Interactive LLC, 3.500%, Due 1/15/2031C	485,000	403,118

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 77.58% (continued)
Communications - 7.01% (continued)
Telecommunications - 1.52% (continued)
Vonage Holdings Corp., 1.750%, Due 6/1/2024A	$865,000	$833,343

		1,904,552

Total Communications		8,790,682

Consumer, Cyclical - 13.74%
Airlines - 1.23%
Southwest Airlines Co., 1.250%, Due 5/1/2025A	1,182,000	1,542,510

Apparel - 0.33%
Under Armour, Inc., 1.500%, Due 6/1/2024A D	333,000	416,136

Auto Parts & Equipment - 0.62%
Meritor, Inc., 3.250%, Due 10/15/2037A C	754,000	782,275

Entertainment - 2.00%
Cinemark Holdings, Inc., 4.500%, Due 8/15/2025A D	940,000	934,697
Penn National Gaming, Inc., 2.750%, Due 5/15/2026A	491,000	1,575,843

		2,510,540

Home Builders - 0.86%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025A D	998,000	1,079,143

Leisure Time - 3.50%
Callaway Golf Co., 2.750%, Due 5/1/2026A D	655,000	889,382
NCL Corp. Ltd., 6.000%, Due 5/15/2024A D	1,636,000	2,393,080
Royal Caribbean Cruises Ltd., 4.250%, Due 6/15/2023A D	952,000	1,110,922

		4,393,384

Lodging - 0.53%
Marcus Corp., 5.000%, Due 9/15/2025D	649,000	664,230

Retail - 4.67%
American Eagle Outfitters, Inc., 3.750%, Due 4/15/2025A D	1,184,000	2,193,796
Bloomin’ Brands, Inc., 5.000%, Due 5/1/2025A D	1,386,000	2,110,418
Burlington Stores, Inc., 2.250%, Due 4/15/2025A D	676,000	805,470
National Vision Holdings, Inc., 2.500%, Due 5/15/2025A D	522,000	742,545

		5,852,229

Total Consumer, Cyclical		17,240,447

Consumer, Non-Cyclical - 16.36%
Biotechnology - 8.43%
Apellis Pharmaceuticals, Inc., 3.500%, Due 9/15/2026A	686,000	733,162
Exact Sciences Corp., 0.375%, Due 3/15/2027A	981,000	1,148,152
Gossamer Bio, Inc., 5.000%, Due 6/1/2027A	611,000	623,556
Halozyme Therapeutics, Inc., 1.250%, Due 12/1/2024A D	1,079,000	1,381,794
Innoviva, Inc., 2.125%, Due 1/15/2023A	993,000	950,375
Insmed, Inc., 1.750%, Due 1/15/2025A	710,000	770,505
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024A D	942,000	867,447
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023A	1,195,000	1,077,705
Novavax, Inc., 3.750%, Due 2/1/2023A	424,000	507,308
Radius Health, Inc., 3.000%, Due 9/1/2024A	1,436,000	1,176,528
Retrophin, Inc., 2.500%, Due 9/15/2025A	819,000	692,017

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 77.58% (continued)
Consumer, Non-Cyclical - 16.36% (continued)
Biotechnology - 8.43% (continued)
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023A	$742,000	$649,410

		10,577,959

Commercial Services - 2.36%
2U, Inc., 2.250%, Due 5/1/2025A D	499,000	716,198
FTI Consulting, Inc., 2.000%, Due 8/15/2023A	832,000	1,019,238
K12, Inc., 1.125%, Due 9/1/2027D	487,000	406,123
Sabre GLBL, Inc., 4.000%, Due 4/15/2025A D	697,000	818,879

		2,960,438

Food - 0.80%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024A D	1,264,000	996,747

Health Care - Products - 1.31%
LivaNova USA, Inc., 3.000%, Due 12/15/2025D	650,000	679,743
NanoString Technologies, Inc., 2.625%, Due 3/1/2025A D	679,000	814,111
Varex Imaging Corp., 4.000%, Due 6/1/2025A D	166,000	149,057

		1,642,911

Pharmaceuticals - 3.46%
Aerie Pharmaceuticals, Inc., 1.500%, Due 10/1/2024A	796,000	640,994
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026A D	534,000	623,122
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024A	704,000	556,838
Jazz Investments Ltd.,
1.500%, Due 8/15/2024A	1,397,000	1,411,981
2.000%, Due 6/15/2026D	399,000	465,947
Zogenix, Inc., 2.750%, Due 10/1/2027D	650,000	645,401

		4,344,283

Total Consumer, Non-Cyclical		20,522,338

Energy - 4.36%
Energy - Alternate Sources - 2.52%
Enphase Energy, Inc., 0.250%, Due 3/1/2025A D	1,172,000	1,489,916
SunPower Corp., 4.000%, Due 1/15/2023A	1,756,000	1,665,663

		3,155,579

Oil & Gas - 0.82%
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023A	662,000	626,465
6.750%, Due 2/15/2026	486,000	397,543

		1,024,008

Pipelines - 1.02%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045A C	1,795,000	1,283,898

Total Energy		5,463,485

Financial - 19.59%
Diversified Financial Services - 2.37%
Encore Capital Group, Inc., 2.875%, Due 3/15/2021A	554,000	551,230
i3 Verticals LLC, 1.000%, Due 2/15/2025A D	1,002,000	872,970
PRA Group, Inc., 3.500%, Due 6/1/2023A	968,000	1,058,578
WisdomTree Investments, Inc., 4.250%, Due 6/15/2023A D	515,000	492,703

		2,975,481

Insurance - 1.76%
MGIC Investment Corp., 9.000%, Due 4/1/2063A D	1,731,000	2,211,352

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 77.58% (continued)
Financial - 19.59% (continued)
Investment Companies - 1.00%
New Mountain Finance Corp., 5.750%, Due 8/15/2023A C	$1,250,000	$1,251,625

REITS - 14.46%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	1,032,000	962,661
5.375%, Due 10/15/2023A	1,811,000	1,648,632
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022A D	1,953,000	1,855,298
Blackstone Mortgage Trust, Inc., 4.750%, Due 3/15/2023	1,288,000	1,213,473
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022D	1,528,000	1,451,789
6.375%, Due 10/1/2023A	830,000	762,562
iStar, Inc., 3.125%, Due 9/15/2022	782,000	831,702
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023A	1,353,000	1,323,403
MFA Financial, Inc., 6.250%, Due 6/15/2024	1,813,000	1,691,896
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,432,000	1,374,720
PennyMac Corp., 5.500%, Due 11/1/2024A D	2,162,000	2,026,554
Redwood Trust, Inc., 4.750%, Due 8/15/2023	800,000	730,399
Two Harbors Investment Corp., 6.250%, Due 1/15/2022A	1,268,000	1,264,876
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022C	1,151,000	989,860

		18,127,825

Total Financial		24,566,283

Industrial - 6.99%
Aerospace/Defense - 0.56%
Kaman Corp., 3.250%, Due 5/1/2024A	719,000	706,943

Electronics - 3.03%
II-VI, Inc., 0.250%, Due 9/1/2022A	1,073,000	1,208,466
Knowles Corp., 3.250%, Due 11/1/2021A	811,000	861,029
OSI Systems, Inc., 1.250%, Due 9/1/2022A	1,150,000	1,150,684
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025A	604,000	584,482

		3,804,661

Engineering & Construction - 0.85%
Granite Construction, Inc., 2.750%, Due 11/1/2024A D	1,348,000	1,060,708

Machinery - Construction & Mining - 0.40%
Bloom Energy Corp., 2.500%, Due 8/15/2025A D	391,000	496,800

Machinery - Diversified - 0.49%
Middleby Corp., 1.000%, Due 9/1/2025A D	627,000	617,595

Transportation - 1.66%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024A	832,000	876,625
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030A C	1,606,000	1,205,833

		2,082,458

Total Industrial		8,769,165

Technology - 8.63%
Computers - 0.75%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026, Series QIBA D	881,000	937,655

Semiconductors - 0.55%
Cree, Inc., 0.875%, Due 9/1/2023A	557,000	690,436

Software - 7.33%
Avaya Holdings Corp., 2.250%, Due 6/15/2023A	552,000	518,328

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 77.58% (continued)
Technology - 8.63% (continued)
Software - 7.33% (continued)
Cerence, Inc., 3.000%, Due 6/1/2025A D	$299,000	$459,672
Envestnet, Inc., 1.750%, Due 6/1/2023A	871,000	1,115,051
Everbridge, Inc., 0.125%, Due 12/15/2024A D	469,000	622,721
Health Catalyst, Inc., 2.500%, Due 4/15/2025A D	343,000	477,235
J2 Global, Inc., 1.750%, Due 11/1/2026A D	1,474,000	1,303,344
New Relic, Inc., 0.500%, Due 5/1/2023A	1,150,000	1,098,956
Nuance Communications, Inc., 1.000%, Due 12/15/2035A C	821,000	1,192,503
Splunk, Inc., 1.125%, Due 6/15/2027A D	333,000	358,287
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026A D	942,000	873,895
Workiva, Inc., 1.125%, Due 8/15/2026A	1,178,000	1,173,363

		9,193,355

Total Technology		10,821,446

Utilities - 0.90%
Electric - 0.90%
NRG Energy, Inc., 2.750%, Due 6/1/2048A C	1,089,000	1,127,917

Total Convertible Obligations (Cost $88,416,750)		97,301,763

FOREIGN CONVERTIBLE OBLIGATIONS - 7.03%
Basic Materials - 0.39%
Mining - 0.39%
First Majestic Silver Corp., 1.875%, Due 3/1/2023A	409,000	492,477

Communications - 3.19%
Internet - 3.19%
Farfetch Ltd., 3.750%, Due 5/1/2027A D	430,000	785,744
JOYY, Inc., 1.375%, Due 6/15/2026A	1,509,000	1,621,232
Momo, Inc., 1.250%, Due 7/1/2025A	1,416,000	1,108,020
Weibo Corp., 1.250%, Due 11/15/2022A	517,000	491,479

		4,006,475

Total Communications		4,006,475

Consumer, Cyclical - 1.38%
Airlines - 0.74%
Copa Holdings S.A., 4.500%, Due 4/15/2025A D	786,000	921,842

Lodging - 0.64%
Huazhu Group Ltd., 3.000%, Due 5/1/2026A D	652,000	805,139

Total Consumer, Cyclical		1,726,981

Energy - 0.27%
Energy - Alternate Sources - 0.27%
Canadian Solar, Inc., 2.500%, Due 10/1/2025D	293,000	341,236

Financial - 0.61%
Financial Services - 0.61%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	707,000	770,467

Industrial - 0.55%
Transportation - 0.55%
SFL Corp. Ltd., 4.875%, Due 5/1/2023A	787,000	683,214

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 7.03% (continued)
Technology - 0.64%
Software - 0.64%
Bilibili, Inc., 1.250%, Due 6/15/2027A D	$665,000	$799,779

Total Foreign Convertible Obligations (Cost $8,114,374)		8,820,629

	Shares

SHORT-TERM INVESTMENTS - 7.96% (Cost $9,985,660)
Investment Companies - 7.96%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	9,985,660	9,985,660

TOTAL SECURITIES HELD LONG (Cost $115,541,578)		124,545,982

SECURITIES SOLD SHORT - (28.73%)
COMMON STOCKS - (28.73%)
Communication Services - (3.41%)
Diversified Telecommunication Services - (0.20%)
Vonage Holdings Corp.G	(24,037)	(245,899)

Entertainment - (0.92%)
Bilibili, Inc., ADRG	(11,438)	(475,821)
Cinemark Holdings, Inc.	(45,308)	(453,080)
Marcus Corp.	(29,205)	(225,754)

		(1,154,655)

Interactive Media & Services - (2.26%)
JOYY, Inc., ADR	(8,134)	(656,170)
Match Group, Inc.G	(6,969)	(771,120)
Momo, Inc., ADR	(2,700)	(37,152)
Zillow Group, Inc., Class CG	(13,497)	(1,371,160)

		(2,835,602)

Wireless Telecommunication Services - (0.03%)
Boingo Wireless, Inc.G	(3,846)	(39,210)

Total Communication Services		(4,275,366)

Consumer Discretionary - (7.26%)
Auto Components - (0.39%)
Aptiv PLC	(5,362)	(491,588)

Automobiles - (0.35%)
Winnebago Industries, Inc.	(8,407)	(434,390)

Diversified Consumer Services - (0.09%)
K12, Inc.G	(4,480)	(118,003)

Hotels, Restaurants & Leisure - (3.82%)
Bloomin’ Brands, Inc.	(68,716)	(1,049,293)
Huazhu Group Ltd., ADR	(10,921)	(472,224)
Norwegian Cruise Line Holdings Ltd.G	(89,047)	(1,523,594)
Penn National Gaming, Inc.G	(16,747)	(1,217,507)
Royal Caribbean Cruises Ltd.	(8,124)	(525,867)

		(4,788,485)

Internet & Direct Marketing Retail - (0.40%)
Farfetch Ltd., Class AG	(19,935)	(501,564)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (28.73%) (continued)
Consumer Discretionary - (7.26%) (continued)
Leisure Products - (0.39%)
Callaway Golf Co.	(25,845)	$(494,673)

Specialty Retail - (1.65%)
American Eagle Outfitters, Inc.	(81,638)	(1,209,059)
Burlington Stores, Inc.G	(2,001)	(412,386)
National Vision Holdings, Inc.G	(11,717)	(448,058)

		(2,069,503)

Textiles, Apparel & Luxury Goods - (0.17%)
Under Armour, Inc., Class CG	(21,046)	(207,093)

Total Consumer Discretionary		(9,105,299)

Consumer Staples - (0.17%)
Food & Staples Retailing - (0.17%)
Chefs’ Warehouse, Inc.G	(14,303)	(207,966)

Energy - (0.43%)
Energy Equipment & Services - (0.21%)
Helix Energy Solutions Group, Inc.G	(24,427)	(58,869)
SEACOR Holdings, Inc.G	(7,131)	(207,369)

		(266,238)

Oil, Gas & Consumable Fuels - (0.22%)
Cheniere Energy, Inc.G	(1,433)	(66,305)
SFL Corp. Ltd.	(27,461)	(205,683)

		(271,988)

Total Energy		(538,226)

Financials - (1.40%)
Capital Markets - (0.69%)
Affiliated Managers Group, Inc.	(2,634)	(180,113)
Cowen, Inc., Class A	(36,738)	(597,727)
WisdomTree Investments, Inc.	(26,093)	(83,498)

		(861,338)

Consumer Finance - (0.71%)
Encore Capital Group, Inc.G	(12,404)	(478,670)
PRA Group, Inc.G	(10,479)	(418,636)

		(897,306)

Total Financials		(1,758,644)

Health Care - (4.59%)
Biotechnology - (2.72%)
Apellis Pharmaceuticals, Inc.G	(13,039)	(393,387)
Coherus Biosciences, Inc.G	(17,996)	(330,047)
Exact Sciences Corp.G	(5,690)	(580,095)
Flexion Therapeutics, Inc.G	(10,533)	(109,648)
Gossamer Bio, Inc.G	(26,334)	(326,805)
Halozyme Therapeutics, Inc.G	(26,163)	(687,564)
Insmed, Inc.G	(8,137)	(261,523)
Ionis Pharmaceuticals, Inc.G	(5,078)	(240,951)
Ligand Pharmaceuticals, Inc.G	(956)	(91,126)
Novavax, Inc.G	(1,696)	(183,762)
Radius Health, Inc.G	(4,424)	(50,168)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (28.73%) (continued)
Health Care - (4.59%) (continued)
Biotechnology - (2.72%) (continued)
Retrophin, Inc.G	(8,450)	$(155,987)

		(3,411,063)

Health Care Equipment & Supplies - (0.24%)
LivaNova PLCG	(5,330)	(240,969)
Varex Imaging Corp.G	(4,781)	(60,815)

		(301,784)

Health Care Technology - (0.51%)
Health Catalyst, Inc.G	(7,409)	(271,170)
Tabula Rasa HealthCare, Inc.G	(8,877)	(361,915)

		(633,085)

Life Sciences Tools & Services - (0.30%)
NanoString Technologies, Inc.G	(8,529)	(381,246)

Pharmaceuticals - (0.82%)
Aerie Pharmaceuticals, Inc.G	(12,910)	(151,951)
Innoviva, Inc.G	(17,597)	(183,888)
Jazz Pharmaceuticals PLCG	(3,283)	(468,123)
Theravance Biopharma, Inc.G	(8,656)	(127,979)
Zogenix, Inc.G	(5,330)	(95,567)

		(1,027,508)

Total Health Care		(5,754,686)

Industrials - (3.04%)
Aerospace & Defense - (0.12%)
Kaman Corp.	(3,856)	(150,268)

Air Freight & Logistics - (0.29%)
Air Transport Services Group, Inc.G	(14,365)	(359,987)

Airlines - (0.95%)
Copa Holdings S.A., Class A	(10,028)	(504,810)
Southwest Airlines Co.	(18,439)	(691,462)

		(1,196,272)

Construction & Engineering - (0.23%)
Granite Construction, Inc.	(16,387)	(288,575)

Electrical Equipment - (0.24%)
Bloom Energy Corp., Class AG	(16,891)	(303,531)

Machinery - (0.73%)
Fortive Corp.	(7,083)	(539,795)
Meritor, Inc.G	(8,505)	(178,095)
Middleby Corp.G	(2,195)	(196,914)

		(914,804)

Professional Services - (0.48%)
FTI Consulting, Inc.G	(5,713)	(605,407)

Total Industrials		(3,818,844)

Information Technology - (7.61%)
Communications Equipment - (0.77%)
Infinera Corp.G	(44,019)	(271,157)
Lumentum Holdings, Inc.G	(4,236)	(318,250)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (28.73%) (continued)
Information Technology - (7.61%) (continued)
Communications Equipment - (0.77%) (continued)
Motorola Solutions, Inc.	(2,396)	$(375,717)

		(965,124)

Electronic Equipment, Instruments & Components - (1.09%)
II-VI, Inc.G	(17,970)	(728,863)
Knowles Corp.G	(19,807)	(295,124)
OSI Systems, Inc.G	(3,160)	(245,248)
Vishay Intertechnology, Inc.	(6,513)	(101,408)

		(1,370,643)

IT Services - (0.86%)
I3 Verticals, Inc., Class AG	(13,903)	(351,051)
Perficient, Inc.G	(7,871)	(336,406)
Sabre Corp.	(59,261)	(385,789)

		(1,073,246)

Semiconductors & Semiconductor Equipment - (0.91%)
Canadian Solar, Inc.G	(4,752)	(166,795)
Cree, Inc.G	(4,490)	(286,193)
Enphase Energy, Inc.G	(7,392)	(610,505)
SunPower Corp.G	(5,721)	(71,570)

		(1,135,063)

Software - (3.77%)
2U, Inc.G	(13,199)	(446,918)
Avaya Holdings Corp.G	(6,956)	(105,731)
Cerence, Inc.G	(5,980)	(292,243)
Envestnet, Inc.G	(8,304)	(640,737)
Everbridge, Inc.G	(2,484)	(312,313)
J2 Global, Inc.G	(5,319)	(368,181)
New Relic, Inc.G	(3,105)	(174,998)
Nuance Communications, Inc.G	(23,779)	(789,225)
Palo Alto Networks, Inc.G	(1,719)	(420,725)
Q2 Holdings, Inc.G	(6,510)	(594,103)
Splunk, Inc.G	(733)	(137,899)
Workiva, Inc.G	(8,056)	(449,203)

		(4,732,276)

Technology Hardware, Storage & Peripherals - (0.21%)
NCR Corp.G	(11,895)	(263,355)

Total Information Technology		(9,539,707)

Materials - (0.31%)
Chemicals - (0.14%)
International Flavors & Fragrances, Inc.	(1,488)	(182,206)

Metals & Mining - (0.17%)
First Majestic Silver Corp.G	(22,147)	(210,839)

Total Materials		(393,045)

Real Estate - (0.25%)
Equity Real Estate Investment Trusts (REITs) - (0.25%)
iStar, Inc.	(26,714)	(315,492)

Utilities - (0.26%)
Electric Utilities - (0.26%)
NRG Energy, Inc.	(10,608)	(326,090)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

COMMON STOCKS - (28.73%) (continued)
TOTAL COMMON STOCKS (Proceeds $(31,615,985))	$(36,033,365)

TOTAL SECURITIES SOLD SHORT (Proceeds $(31,615,985))	(36,033,365)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 99.30% (Cost $115,541,578)	124,545,982
TOTAL WRITTEN OPTIONS CONTRACTS - (0.36%) (Premiums Received $(328,764))	(450,534)
TOTAL SECURITIES SOLD SHORT - (28.73%) (Proceeds $(31,615,985))	(36,033,365)
OTHER ASSETS, NET OF LIABILITIES - 29.79%	37,361,261

NET ASSETS - 100.00%	$125,423,344

Percentages are stated as a percent of net assets.

A This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $94,955,093 or 75.71% of net assets.
B A type of Preferred Stock that has no maturity date.
C Callable security.

D  Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $44,693,564 or 35.63% of net assets. The Fund has no right to demand registration of these securities.

E The Fund is affiliated by having the same investment advisor.
F 7-day yield.
G Non-income producing security.

ADR - American Depositary Receipt.
LLC - Limited Liability Company.
PIK - Payment in Kind.
PLC - Public Limited Company.

Written Options Contracts Open on September 30, 2020:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - American Eagle Outfitters, Inc.	CCP	11.00	10/16/2020	USD	271	27,100	$(31,968)	$(102,980)	$(71,012)
Call - Bloomin’ Brands, Inc.	CCP	12.50	10/16/2020	USD	233	23,300	(28,650)	(74,560)	(45,910)
Call - Callaway Golf Co.	CCP	21.00	10/16/2020	USD	74	7,400	(12,059)	(1,110)	10,949
Call - Everbridge, Inc.	CCP	145.00	10/16/2020	USD	8	800	(9,103)	(740)	8,363
Call - First Majestic Silver Corp.	CCP	10.00	10/16/2020	USD	85	8,500	(6,797)	(2,805)	3,992
Call - Insmed, Inc.	CCP	34.00	10/16/2020	USD	36	3,600	(7,127)	(6,228)	899
Call - JOYY, Inc.	CCP	85.00	10/16/2020	USD	31	3,100	(20,772)	(6,200)	14,572
Call - Winnebago Industries, Inc.	CCP	50.00	10/16/2020	USD	31	3,100	(10,167)	(12,555)	(2,388)
Call - Enphase Energy, Inc.	CCP	70.00	11/20/2020	USD	29	2,900	(28,940)	(53,592)	(24,652)
Call - Farfetch Ltd.	CCP	23.00	11/20/2020	USD	53	5,300	(17,382)	(24,857)	(7,475)
Call - Halozyme Therapeutics, Inc.	CCP	27.00	11/20/2020	USD	90	9,000	(16,114)	(15,975)	139
Call - II-VI, Inc.	CCP	40.00	11/20/2020	USD	46	4,600	(16,466)	(18,400)	(1,934)
Call - Lumentum Holdings, Inc.	CCP	75.00	11/20/2020	USD	18	1,800	(11,303)	(11,736)	(433)
Call - Norwegian Cruise Line Holdings Ltd.	CCP	17.50	11/20/2020	USD	238	23,800	(60,364)	(60,849)	(485)
Call - Zillow Group, Inc.	CCP	100.00	11/20/2020	USD	37	3,700	(39,051)	(40,885)	(1,834)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Cree, Inc.	CCP	60.00	12/18/2020	USD	19	1,900	$(12,501)	$(17,062)	$(4,561)

							$(328,764)	$(450,534)	$(121,770)

Currency Abbreviations:

USD	United States Dollar.

Other Abbreviations:

CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$263,496	$8,174,434	$—	$8,437,930
Convertible Obligations	—	97,301,763	—	97,301,763
Foreign Convertible Obligations	—	8,820,629	—	8,820,629
Short-Term Investments	9,985,660	—	—	9,985,660

Total Investments in Securities - Assets	$10,249,156	$114,296,826	$—	$124,545,982

Liabilities
Common Stocks (Sold Short)	$(36,033,365)	$—	$—	$(36,033,365)

Total Investments in Securities - Liabilities	(36,033,365)	—	—	(36,033,365)

Total Investments in Securities	$(25,784,209)	$114,296,826	$—	$88,512,617

Financial Derivative Instruments - Liabilities
Written Options	$(450,534)	$—	$—	$(450,534)

Total Financial Derivative Instruments - Liabilities	$(450,534)	$—	$—	$(450,534)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 4.30%
Financial - 2.39%
Banks - 1.40%
Wells Fargo Bank, N.A., 5.250%, Due 8/1/2023A	GBP	100,000	$144,292

REITS - 0.99%
American Tower Corp., 2.250%, Due 1/15/2022	$	100,000	102,295

Total Financial			246,587

Technology - 1.91%
Software - 1.91%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	196,881

Total Corporate Obligations (Cost $440,861)			443,468

FOREIGN CORPORATE OBLIGATIONS - 75.93%
Communications - 9.14%
Media - 1.15%
Pearson Funding PLC, 1.875%, Due 5/19/2021A	EUR	100,000	118,357

Telecommunications - 7.99%
America Movil S.A.B. de C.V., 5.000%, Due 10/27/2026	GBP	100,000	157,013
Deutsche Telekom International Finance B.V., 6.500%, Due 4/8/2022A	GBP	90,000	126,538
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	193,835
Orange S.A., 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B	GBP	150,000	210,972
Vodafone Group PLC, 4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)A B	GBP	100,000	136,447

			824,805

Total Communications			943,162

Consumer, Cyclical - 2.71%
Auto Parts & Equipment - 1.29%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	133,032

Entertainment - 1.42%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	146,537

Total Consumer, Cyclical			279,569

Consumer, Non-Cyclical - 4.23%
Commercial Services - 1.28%
Experian Finance PLC, 3.500%, Due 10/15/2021A	GBP	100,000	131,887

Food - 1.60%
Tesco PLC, 6.125%, Due 2/24/2022	GBP	120,000	165,532

Health Care - Services - 1.35%
BUPA Finance PLC, 5.000%, Due 4/25/2023A	GBP	100,000	139,427

Total Consumer, Non-Cyclical			436,846

Financial - 48.01%
Banks - 20.99%
Argenta Spaarbank N.V., 3.875%, Due 5/24/2026, (5-Yr. Annual EUR Swap + 3.950%)A B	EUR	200,000	238,031
Barclays Bank PLC, 10.000%, Due 5/21/2021A	GBP	185,000	251,735
BNP Paribas S.A., 5.750%, Due 1/24/2022	GBP	100,000	137,167
Close Brothers Finance PLC, 3.875%, Due 6/27/2021A	GBP	100,000	131,967
Credit Agricole S.A., 7.375%, Due 12/18/2023	GBP	150,000	230,004
HBOS PLC, 5.374%, Due 6/30/2021	EUR	100,000	121,247

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 75.93% (continued)
Financial - 48.01% (continued)
ING Bank N.V., 3.625%, Due 2/25/2026, (5-Yr. Annual EUR Swap + 2.250%)A B	EUR	100,000	$118,722
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	140,657
Investec PLC, 4.500%, Due 5/5/2022A	GBP	100,000	134,172
Lloyds Bank PLC, 9.625%, Due 4/6/2023A	GBP	100,000	154,700
TSB Banking Group PLC, 5.750%, Due 5/6/2026, (3-mo. GBP LIBOR + 3.430%)B	GBP	100,000	130,482
UBS Group AG, 6.875%, Due 3/22/2021, (5-Yr. USD ICE Swap + 5.497%)A B	$	200,000	202,545
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5-Yr. UK Government Bond + 7.128%)A B	GBP	125,000	175,076

			2,166,505

Diversified Financial Services - 3.40%
Aareal Bank AG, 4.250%, Due 3/18/2026, (5-Yr. Annual EUR Swap + 2.900%)B	EUR	76,000	87,747
Close Brothers Group PLC, 4.250%, Due 1/24/2027, (3-mo. GBP LIBOR + 3.650%)A B	GBP	100,000	131,863
Telereal Securitisation PLC, 4.090%, Due 12/10/2033, Series B2, (3-mo. GBP LIBOR + 4.320%)B	GBP	100,000	131,507

			351,117

Insurance - 22.37%
Admiral Group PLC, 5.500%, Due 7/25/2024A	GBP	100,000	148,490
ASR Nederland N.V., 5.125%, Due 9/29/2045, (5-Yr. Annual EUR Swap + 5.200%)A B	EUR	100,000	134,685
Aviva PLC, 6.625%, Due 6/3/2041, (6-mo. GBP LIBOR + 4.136%)A B	GBP	100,000	133,467
Direct Line Insurance Group PLC, 9.250%, Due 4/27/2042, (6-mo. GBP LIBOR + 7.910%)A B	GBP	130,000	188,701
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	142,685
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	211,470
Phoenix Group Holdings PLC,
4.125%, Due 7/20/2022A	GBP	100,000	133,835
6.625%, Due 12/18/2025A	GBP	150,000	230,849
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	100,000	136,248
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	144,394
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	304,560
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	141,944
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	130,047
Zurich Finance UK PLC, 6.625%, Due 10/2/2022, (5-Yr. UK Government Bond + 2.850%)A B	GBP	90,000	127,454

			2,308,829

Real Estate - 1.25%
Aroundtown S.A., 4.750%, Due 6/25/2024, (5-Yr. GBP Swap + 4.377%)A B	GBP	100,000	129,680

Total Financial			4,956,131

Industrial - 4.41%
Transportation - 2.53%
Eversholt Funding PLC, 5.831%, Due 12/2/2020A	GBP	100,000	130,102
Firstgroup PLC, 5.250%, Due 11/29/2022A	GBP	100,000	131,225

			261,327

Trucking & Leasing - 1.88%
Porterbrook Rail Finance Ltd., 6.500%, Due 10/20/2020A	GBP	150,000	194,070

Total Industrial			455,397

Utilities - 7.43%
Electric - 3.77%
Cadent Finance PLC, 1.125%, Due 9/22/2021A	GBP	100,000	129,610
EnBW Energie Baden-Wuerttemberg AG, 3.625%, Due 4/2/2076, (5-Yr. Annual EUR Swap + 2.338%)A B	EUR	45,000	53,483
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B		200,000	205,500

			388,593

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 75.93% (continued)
Utilities - 7.43% (continued)
Gas - 2.40%
Centrica PLC, 3.000%, Due 4/10/2076, (5-Yr. Annual EUR Swap + 2.687%)A B	EUR	100,000	$117,242
SGSP Australia Assets Pty Ltd., 5.125%, Due 2/11/2021A	GBP	100,000	130,959

			248,201

Water - 1.26%
Severn Trent Utilities Finance PLC, 1.125%, Due 9/7/2021A	GBP	100,000	129,766

Total Utilities			766,560

Total Foreign Corporate Obligations (Cost $7,729,053)			7,837,665

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.06%
Harben Finance PLC, 1.868%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)A B	GBP	232,000	298,487
Ripon Mortgages PLC, 1.568%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B	GBP	350,000	450,888
Tower Bridge Funding PLC, 2.657%, Due 12/20/2061, 3 D, (3-mo. GBP LIBOR + 2.600%)A B	GBP	225,000	289,215

Total Collateralized Mortgage Obligations (Cost $988,098)			1,038,590

TOTAL INVESTMENTS - 90.29% (Cost $9,158,012)			9,319,723
OTHER ASSETS, NET OF LIABILITIES - 9.71%			1,002,137

TOTAL NET ASSETS - 100.00%			$10,321,860

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A  Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B  Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2020.

EURIBOR - Euro Interbank Offered Rate.
ICE - Intercontinental Exchange.
LIBOR - London Interbank Offered Rate.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
Pty Ltd. - Proprietary Limited.
REIT - Real Estate Investment Trust.

Forward Foreign Currency Contracts Open on September 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	8,516,805	GBP	8,265,919	10/6/2020	SSB	$250,886	$—	$250,886
USD	1,120,727	EUR	1,109,433	10/6/2020	SSB	11,294	—	11,294
USD	29,993	EUR	29,712	10/6/2020	SSB	281	—	281
USD	18,080	EUR	17,872	10/6/2020	SSB	208	—	208
USD	8,170,572	GBP	8,212,245	11/6/2020	SSB	—	(41,673)	(41,673)
USD	1,159,962	EUR	1,163,475	11/6/2020	SSB	—	(3,513)	(3,513)

						$262,669	$(45,186)	$217,483

* All values denominated in USD.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

TwentyFour Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$443,468	$—	$443,468
Foreign Corporate Obligations	—	7,837,665		7,837,665
Collateralized Mortgage Obligations	—	1,038,590	—	1,038,590

Total Investments in Securities - Assets	$—	$9,319,723	$—	$9,319,723

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$262,669	$—	$262,669

Total Financial Derivative Instruments - Assets	$—	$262,669	$—	$262,669

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(45,186)	$—	$(45,186)

Total Financial Derivative Instruments - Liabilities	$—	$(45,186)	$—	$(45,186)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 9.37%
Communications - 1.87%
Media - 1.05%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	$	615,000	$637,424
CSC Holdings LLC, 4.125%, Due 12/1/2030A		200,000	203,850
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026A		336,000	237,720
Nexstar Broadcasting, Inc.,
5.625%, Due 7/15/2027A		262,000	275,200
4.750%, Due 11/1/2028A		250,000	254,637

			1,608,831

Telecommunications - 0.82%
AT&T, Inc., 2.875%, Due 3/2/2025, Series B, (5-Yr. EUR Swap +3.140%)B	EUR	1,000,000	1,131,768
CommScope, Inc., 5.500%, Due 3/1/2024A		122,000	125,363

			1,257,131

Total Communications			2,865,962

Consumer, Cyclical - 0.18%
Home Builders - 0.18%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		280,000	280,588

Consumer, Non-Cyclical - 2.61%
Commercial Services - 0.72%
ASGN, Inc., 4.625%, Due 5/15/2028A		207,000	207,853
Korn Ferry, 4.625%, Due 12/15/2027A		347,000	350,470
United Rentals North America, Inc., 3.875%, Due 2/15/2031		538,000	546,070

			1,104,393

Cosemetics/Personal Care - 0.21%
Edgewell Personal Care Co., 5.500%, Due 6/1/2028A		312,000	328,296

Food - 0.46%
B&G Foods, Inc., 5.250%, Due 9/15/2027		244,000	254,570
Kraft Heinz Foods Co.,
4.625%, Due 1/30/2029		100,000	111,333
3.750%, Due 4/1/2030A		100,000	105,631
4.250%, Due 3/1/2031A		217,000	238,082

			709,616

Health Care - Services - 0.75%
IQVIA, Inc., 2.875%, Due 6/15/2028C	EUR	630,000	746,030
Select Medical Corp., 6.250%, Due 8/15/2026A		398,000	413,920

			1,159,950

Household Products/Wares - 0.24%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		350,000	361,375

Pharmaceuticals - 0.23%
Bausch Health Cos., Inc.,
9.000%, Due 12/15/2025A		233,000	253,457
5.000%, Due 1/30/2028A		100,000	97,125

			350,582

Total Consumer, Non-Cyclical			4,014,212

Financial - 1.29%
Financial Services - 0.46%
Encore Capital Group, Inc., 4.875%, Due 10/15/2025A	EUR	600,000	701,571

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 9.37% (continued)
Financial - 1.29% (continued)
Insurance - 0.32%
Liberty Mutual Group, Inc., 3.625%, Due 5/23/2059, (5-Yr. Annual EUR Swap + 3.700%)B C	EUR	430,000	$497,095

REITS - 0.51%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.750%, Due 5/15/2026A	$	540,000	425,558
VICI Properties LP / VICI Note Co., Inc.,
4.250%, Due 12/1/2026A		200,000	200,930
3.750%, Due 2/15/2027A		159,000	156,341

			782,829

Total Financial			1,981,495

Industrial - 3.03%
Building Materials - 1.28%
Builders FirstSource, Inc.,
6.750%, Due 6/1/2027A		332,000	355,655
5.000%, Due 3/1/2030A		157,000	162,495
Standard Industries, Inc.,
4.375%, Due 7/15/2030A		623,000	638,740
3.375%, Due 1/15/2031A		294,000	290,177
US Concrete, Inc., 5.125%, Due 3/1/2029A		519,000	520,297

			1,967,364

Environmental Control - 0.16%
Stericycle, Inc., 5.375%, Due 7/15/2024A		240,000	249,228

Miscellaneous Manufacturing - 0.67%
Amsted Industries, Inc., 4.625%, Due 5/15/2030A		393,000	405,773
Hillenbrand, Inc., 5.750%, Due 6/15/2025		578,000	616,292

			1,022,065

Packaging & Containers - 0.92%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, Due 8/15/2026A		600,000	608,250
Graphic Packaging International LLC,
3.500%, Due 3/15/2028A		183,000	182,543
3.500%, Due 3/1/2029A		305,000	306,906
Sealed Air Corp., 4.000%, Due 12/1/2027A		298,000	311,350

			1,409,049

Total Industrial			4,647,706

Technology - 0.39%
Computers - 0.23%
Leidos, Inc., 4.375%, Due 5/15/2030A		308,000	360,961

Semiconductors - 0.16%
Broadcom, Inc., 3.150%, Due 11/15/2025		225,000	243,704

Total Technology			604,665

Total Corporate Obligations (Cost $14,410,638)			14,394,628

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 0.14% (Cost $233,917)
Financial - 0.14%
Insurance - 0.14%
BNP Paribas Fortis S.A., Series CASH, 1.499%, Due 12/31/2049B C	$	250,000	$214,705

FOREIGN CORPORATE OBLIGATIONS - 57.23%
Basic Materials - 1.34%
Chemicals - 1.16%
Arkema S.A., 2.750%, Due 6/17/2024, (5-Yr. Annual EUR Swap + 2.865%)B C	EUR	100,000	119,619
ELM B.V. for Firmenich International S.A., 3.750%, Due 9/3/2025, (5-Yr. Annual EUR Swap + 4.390%)B C	EUR	800,000	979,230
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5-Yr. CMT + 3.865%)B C		730,000	686,346

			1,785,195

Forest Products & Paper - 0.02%
Paper Industries Intermediate Financing SARL, 6.000%, Due 3/1/2025, (3-mo. EUR EURIBOR + 6.000%)A B	EUR	40,000	35,715

Mining - 0.16%
Corp. Nacional del Cobre de Chile, 4.375%, Due 2/5/2049C		200,000	236,106

Total Basic Materials			2,057,016

Communications - 4.26%
Media - 1.40%
Cable Onda S.A., 4.500%, Due 1/30/2030C		800,000	832,640
RCS & RDS S.A., 3.250%, Due 2/5/2028A	EUR	600,000	669,957
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029C	GBP	475,000	647,392

			2,149,989

Telecommunications - 2.86%
Altice France S.A., 5.500%, Due 1/15/2028A		200,000	202,500
Kenbourne Invest S.A.,
6.875%, Due 11/26/2024A		200,000	208,500
6.875%, Due 11/26/2024C		600,000	625,500
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		291,000	303,478
TalkTalk Telecom Group PLC, 3.875%, Due 2/20/2025C	GBP	426,000	530,230
Telefonica Europe B.V.,
2.625%, Due 3/7/2023, (5-Yr. Annual EUR Swap + 2.327%)B C	EUR	200,000	232,262
2.875%, Due 6/24/2027, (8-Yr. Annual EUR Swap + 3.071%)B C	EUR	400,000	441,076
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		716,000	721,155
Vmed O2 UK Financing PLC, 4.250%, Due 1/31/2031A		384,000	390,720
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)B C	GBP	100,000	136,447
7.000%, Due 4/4/2079, (5-Yr. Semi-Annual USD Swap + 4.873%)B		510,000	605,178

			4,397,046

Total Communications			6,547,035

Consumer, Cyclical - 2.31%
Auto Manufacturers - 0.82%
Volkswagen International Finance N.V.,
4.625%, Due 3/24/2026, (12-Yr. Annual EUR Swap + 2.967%)B C	EUR	250,000	311,579
3.875%, Due 6/14/2027, (10-Yr. Annual EUR Swap + 3.370%)B C	EUR	100,000	118,247
4.625%, Due 6/27/2028, (10-Yr. Annual EUR Swap + 3.982%)B C	EUR	200,000	246,783
3.875%, Due 6/17/2029, Series ., (9-Yr. Annual EUR Swap + 3.958%)B C	EUR	500,000	588,272

			1,264,881

Entertainment - 0.24%
ASR Media and Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	310,000	365,822

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.23% (continued)
Consumer, Cyclical - 2.31% (continued)
Home Builders - 0.19%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, Due 9/15/2027A	$	283,000	$285,384

Lodging - 0.53%
Fortune Star BVI Ltd.,
5.250%, Due 3/23/2022C		500,000	501,243
5.950%, Due 1/29/2023C		200,000	202,998
4.350%, Due 5/6/2023C	EUR	100,000	116,121

			820,362

Retail - 0.53%
B.C. ULC / New Red Finance, Inc.,
5.750%, Due 4/15/2025A		300,000	320,250
4.375%, Due 1/15/2028A		284,000	289,623
Vivo Energy Investments B.V., 5.125%, Due 9/24/2027A		200,000	201,831

			811,704

Total Consumer, Cyclical			3,548,153

Consumer, Non-Cyclical - 1.80%
Agriculture - 0.80%
Kernel Holding S.A., 8.750%, Due 1/31/2022C		600,000	620,100
MHP Lux S.A., 6.250%, Due 9/19/2029C		300,000	286,500
MHP SE, 7.750%, Due 5/10/2024C		300,000	312,774

			1,219,374

Commercial Services - 0.34%
Ashtead Capital, Inc., 4.000%, Due 5/1/2028A		497,000	515,638

Food - 0.22%
Co-Operative Group Ltd., 5.125%, Due 5/17/2024C	GBP	100,000	134,712
MARB BondCo PLC, 6.875%, Due 1/19/2025C		200,000	207,000

			341,712

Health Care - Services - 0.44%
BUPA Finance PLC, 4.125%, Due 6/14/2035C	GBP	500,000	681,492

Total Consumer, Non-Cyclical			2,758,216

Energy - 2.09%
Energy - Alternate Sources - 0.38%
Empresa Electrica Cochrane SpA,
5.500%, Due 5/14/2027C		191,560	197,307
5.500%, Due 5/14/2027A		383,120	394,614

			591,921

Oil & Gas - 1.71%
BP Capital Markets PLC,
4.375%, Due 6/22/2025, (5-Yr. CMT + 4.036%)B		145,000	151,162
3.250%, Due 3/22/2026, (5-Yr. Annual EUR Swap + 3.880%)B C	EUR	100,000	120,395
3.625%, Due 3/22/2029, (5-Yr. Annual EUR Swap + 4.120%)B C	EUR	230,000	277,570
4.875%, Due 3/22/2030, (5-Yr. CMT + 4.398%)B		482,000	515,740
Petroleos Mexicanos,
5.125%, Due 3/15/2023C	EUR	200,000	235,151
6.840%, Due 1/23/2030C		460,000	410,550
6.625%, Due 6/15/2035		222,000	184,359
Trafigura Funding S.A., 5.250%, Due 3/19/2023C		350,000	346,500

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.23% (continued)
Energy - 2.09% (continued)
Oil & Gas - 1.71% (continued)
Trafigura Group Pte Ltd., 6.875%, Due 12/22/2021, (5-Yr. Semi-Annual USD Swap + 6.647%)B C	$	410,000	$381,300

			2,622,727

Total Energy			3,214,648

Financial - 44.25%
Banks - 22.46%
AIB Group PLC, 6.250%, Due 6/23/2025, (5-Yr. Annual EUR Swap + 6.629%)B C	EUR	1,000,000	1,169,519
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	550,000	762,777
Banco Bilbao Vizcaya Argentaria S.A., 5.875%, Due 9/24/2023, Series, (5-Yr. Annual EUR Swap + 5.660%)B C	EUR	400,000	461,359
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	600,000	628,635
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C	EUR	600,000	614,199
2.000%, Due 1/17/2030, (5-Yr. Annual EUR Swap + 2.200%)B C	EUR	400,000	406,315
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	733,982
Bancolombia S.A., 4.625%, Due 12/18/2029, (5-Yr. CMT + 2.944%)B		200,000	194,250
Bank Leumi Le-Israel BM, 3.275%, Due 1/29/2031, (5-Yr. CMT + 1.631%)A B C		800,000	803,360
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5-Yr. Annual EUR Swap + 7.924%)B C	EUR	200,000	248,613
Barclays PLC,
7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)B C	GBP	1,000,000	1,314,221
7.125%, Due 6/15/2025, (5-Yr. UK Government Bond + 6.579%)B	GBP	600,000	809,242
6.125%, Due 12/15/2025, (5-Yr. CMT + 5.867%)B		222,000	225,052
6.375%, Due 12/15/2025, (5-Yr. UK Government Bond + 6.016%)B C	GBP	590,000	752,810
BAWAG Group AG, 5.000%, Due 5/14/2025, (5-Yr. Annual EUR Swap + 4.415%)B C	EUR	400,000	461,880
BBVA Bancomer S.A.,
5.125%, Due 1/18/2033, (5-Yr. CMT + 2.650%)B C		200,000	192,500
5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		600,000	609,486
BNP Paribas S.A.,
6.500%, Due 12/6/2020		430,000	435,100
6.625%, Due 3/25/2024, (5-Yr. USD ICE Swap + 4.149%)B C		700,000	741,125
CaixaBank S.A., 6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C	EUR	400,000	487,140
Credit Agricole S.A., 7.500%, Due 6/23/2026, Series ., (5-Yr. GBP Swap + 4.535%)B C	GBP	800,000	1,161,748
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		1,200,000	1,266,372
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C		200,000	218,000
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5-Yr. EUR Swap +5.383%)B C	EUR	600,000	647,966
2.875%, Due 6/28/2027, (5-Yr. Annual EUR Swap + 2.750%)B C	EUR	600,000	686,332
Emirates NBD Bank PJSC, 6.125%, Due 4/26/2026, Series ., (6-Yr. Semi-Annual USD Swap + 5.702%)B C		400,000	417,200
HBOS Capital Funding LP, 6.850%, Due 12/23/2020C		600,000	609,000
HSBC Holdings PLC,
5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	500,000	592,820
5.875%, Due 9/28/2026, (5-Yr. GBP Swap + 4.276%)B	GBP	480,000	624,303
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C	EUR	730,000	851,722
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C	EUR	350,000	460,957
5.148%, Due 6/10/2030C	GBP	970,000	1,355,916
Investec PLC, 6.750%, Due 12/5/2024, (5-Yr. GBP Swap + 5.749%)B C	GBP	200,000	228,392
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)B	GBP	550,000	1,225,694
Macquarie Bank Ltd., 3.624%, Due 6/3/2030A		600,000	637,888
Natwest Group PLC, 2.540%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)B		400,000	379,728
NBK Tier Financing Ltd., 4.500%, Due 11/27/2025, (6-Yr. Semi-Annual USD Swap + 2.832%)B C		1,000,000	986,130
Nordea Bank Abp, 6.625%, Due 3/26/2026, (5-Yr. CMT + 4.110%)B C		260,000	293,366

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.23% (continued)
Financial - 44.25% (continued)
Banks - 22.46% (continued)
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (6-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	$290,329
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	490,000	644,916
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	185,036
Skandinaviska Enskilda Banken AB, 5.625%, Due 5/13/2022, Series ., (5-Yr. Semi-Annual USD Swap + 3.493%)B C	$	800,000	820,000
Societe Generale S.A.,
6.750%, Due 4/7/2021, (5-Yr. Annual EUR Swap + 5.538%)B C	EUR	150,000	177,846
7.375%, Due 9/13/2021, (5-Yr. Semi-Annual USD Swap + 6.238%)B C		710,000	727,750
Standard Chartered PLC,
7.750%, Due 4/2/2023, (5-Yr. Semi-Annual USD Swap + 5.723%)B C		476,000	506,345
4.000%, Due 10/21/2025, (5-Yr. Annual EUR Swap + 2.300%)B C	EUR	1,000,000	1,173,620
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)B C		1,100,000	1,109,625
UBS Group AG,
6.875%, Due 3/22/2021, (5-Yr. USD ICE Swap + 5.497%)B C		200,000	202,544
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)B C		400,000	427,000
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A B		700,000	747,250
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C		800,000	850,400
Virgin Money UK PLC,
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	896,369
9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C	GBP	200,000	257,419
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)B C	EUR	700,000	798,276

			34,509,824

Diversified Financial Services - 4.20%
Aareal Bank AG,
6.849%, Due 4/30/2021, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	800,000	917,362
4.250%, Due 3/18/2026, (5-Yr. Annual EUR Swap + 2.900%)B	EUR	600,000	692,742
Arrow Global Finance PLC, 5.125%, Due 9/15/2024C	GBP	350,000	426,051
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	610,088	701,129
Burford Capital PLC, 6.125%, Due 10/26/2024C	GBP	310,000	363,447
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023C	GBP	251,000	326,575
doValue SpA, 5.000%, Due 8/4/2025A	EUR	280,000	324,987
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022C	GBP	200,000	236,653
Intrum AB, 3.125%, Due 7/15/2024C	EUR	200,000	220,421
Jerrold Finco PLC,
6.125%, Due 1/15/2024C	GBP	510,000	621,884
4.875%, Due 1/15/2026A	GBP	250,000	289,845
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	483,236
Unifin Financiera S.A.B. de C.V.,
7.250%, Due 9/27/2023C		800,000	682,008
8.375%, Due 1/27/2028A		200,000	161,980

			6,448,320

Insurance - 10.32%
Achmea B.V., 4.625%, Due 3/24/2029, (5-Yr. EUR Swap +4.780%)B C	EUR	300,000	348,970
Aegon N.V.,
5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	400,000	509,429
4.000%, Due 4/25/2044, (3-mo. EUR EURIBOR + 3.350%)B C	EUR	200,000	250,927
Assicurazioni Generali SpA,
6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	200,000	267,425
4.596%, Due 11/21/2025, (3-mo. EUR EURIBOR + 4.500%)B C	EUR	200,000	250,025
CNP Assurances, 4.750%, Due 6/27/2028, Series ., (5-Yr. Annual EUR Swap + 3.914%)B C	EUR	1,000,000	1,256,083
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	200,000	240,263
Intesa Sanpaolo Vita SpA, 4.750%, Due 12/17/2024, (6-mo. EUR EURIBOR + 4.817%)B C	EUR	200,000	245,996
La Mondiale SAM, 4.375%, Due 4/24/2029, (5-Yr. Annual EUR Swap + 4.411%)B C	EUR	1,100,000	1,284,858

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

			Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.23% (continued)
Financial - 44.25% (continued)
Insurance - 10.32% (continued)
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5-Yr. UK Government Bond + 5.378%)B C		GBP	1,000,000	$1,319,898
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C		GBP	200,000	285,370
NN Group N.V., 4.375%, Due 6/13/2024, (3-mo. EUR EURIBOR + 3.900%)B C		EUR	500,000	634,847
Pension Insurance Corp. PLC,
6.500%, Due 7/3/2024C		GBP	110,000	166,155
7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)B		GBP	1,200,000	1,740,067
Phoenix Group Holdings PLC,
6.625%, Due 12/18/2025C		GBP	250,000	384,749
5.375%, Due 7/6/2027 C	$		200,000	216,500
5.750%, Due 12/31/2049 C D		GBP	1,200,000	1,546,515
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)B C		GBP	200,000	272,496
Rl Finance Bonds PLC, 6.125%, Due 11/13/2028C		GBP	270,000	424,811
Rothesay Life PLC,
8.000%, Due 10/30/2025C		GBP	400,000	641,178
6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C		GBP	1,000,000	1,370,996
RSA Insurance Group PLC, 5.125%, Due 10/10/2045, (5-Yr. UK Government Bond + 3.852%)B C		GBP	280,000	413,989
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C		EUR	550,000	668,181
UNIQA Insurance Group AG, 3.250%, Due 10/9/2035, (3-mo. EUR EURIBOR + 3.700%)B C		EUR	300,000	361,985
VIVAT N.V., 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C		EUR	600,000	748,330

				15,850,043

Real Estate - 2.62%
Aroundtown S.A., 3.375%, Due 9/23/2024, (5-Yr. Annual EUR Swap + 3.980%)B C		EUR	800,000	933,270
Country Garden Holdings Co., Ltd.,
4.750%, Due 1/17/2023C			200,000	205,100
4.750%, Due 9/28/2023C			400,000	408,000
7.250%, Due 4/8/2026C			200,000	222,088
5.625%, Due 1/14/2030C			400,000	434,280
4.800%, Due 8/6/2030C			200,000	208,100
CPI Property Group S.A., 4.875%, Due 7/16/2025, (5-Yr. Annual EUR Swap + 4.944%)B C		EUR	100,000	114,654
Dar Al-Arkan Sukuk Co., Ltd.,
6.875%, Due 3/21/2023C			400,000	390,000
6.750%, Due 2/15/2025C			200,000	185,500
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C			400,000	394,240
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C			200,000	198,511
Samhallsbyggnadsbolaget i Norden AB, 2.624%, Due 1/30/2025, (5-Yr. Annual EUR Swap + 2.814%)B C		EUR	300,000	334,060

				4,027,803

Savings & Loans - 4.65%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C		GBP	1,925,000	2,589,489
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C		GBP	1,350,000	1,787,256
5.750%, Due 6/20/2027, (5-Yr. UK Government Bond + 5.625%)B C		GBP	800,000	1,064,538
10.250%, Due 12/31/2999, Series CCDSC D		GBP	806,700	1,701,912

				7,143,195

Total Financial				67,979,185

Industrial - 0.43%
Building Materials - 0.34%
Victoria PLC,

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.23% (continued)
Industrial - 0.43% (continued)
Building Materials - 0.34% (continued)
Victoria PLC (continued)
5.250%, Due 7/15/2024A	EUR	200,000	$232,907
5.250%, Due 7/15/2024C	EUR	250,000	291,134

			524,041

Engineering & Construction - 0.09%
Rutas 2 and 7 Finance Ltd., Due 9/30/2036A E	$	200,000	140,500

Total Industrial			664,541

Utilities - 0.75%
Electric - 0.75%
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)B C	EUR	600,000	744,779
SSE PLC,
2.375%, Due 4/1/2021, (5-Yr. Annual EUR Swap + 1.989%)B C	EUR	165,000	193,942
4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)B C		205,000	210,637

			1,149,358

Total Utilities			1,149,358

Total Foreign Corporate Obligations (Cost $86,816,379)			87,918,152

FOREIGN SOVEREIGN OBLIGATIONS - 0.63% (Cost $919,076)
Paraguay Government International Bond, 5.400%, Due 3/30/2050C		800,000	970,000

ASSET-BACKED OBLIGATIONS - 9.89%
Ares European CLO B.V., 5.260%, Due 10/15/2030, (3-mo. EUR EURIBOR + 5.260%)B C	EUR	1,250,000	1,340,639
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	500,000	561,564
Avoca CLO, 4.950%, Due 10/15/2030 C	EUR	1,500,000	1,621,674
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	534,125
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	512,903
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	483,976
Contego CLO DAC, 5.280%, Due 1/15/2032, 6X E, (3-mo. EUR EURIBOR + 5.280%)B C	EUR	300,000	320,325
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,040,730
E-Carat S.A., 1.821%, Due 12/20/2028, 10FR E, (1-mo. EUR EURIBOR + 2.350%)B C	EUR	1,200,000	1,384,979
Halcyon Loan Advisors European Funding, 5.130%, Due 10/18/2031, (3-mo. EUR EURIBOR + 5.1300%)A B	EUR	1,190,000	1,215,177
Harvest CLO XVII DAC, 3.950%, Due 5/11/2032, 17X DR, (3-mo. EUR EURIBOR + 3.950%)B C	EUR	500,000	578,501
Hayfin Emerald CLO DAC, 5.470%, Due 9/6/2031, 1X E, (3-mo. EUR EURIBOR + 5.4700%)B C	EUR	300,000	332,693
Jubilee CLO B.V., 6.000%, Due 4/15/2031, 2013-X ER, (3-mo. EUR EURIBOR + 6.000%)B C	EUR	500,000	540,947
Madison Park Euro Funding DAC, 3.100%, Due 7/15/2030, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	2,120,000	2,333,731
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	194,029
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.8200%)B C	EUR	1,000,000	1,050,765
Providus CLO DAC, 5.250%, Due 7/15/2031, 2X E, (3-mo. EUR EURIBOR + 1.200%)B C	EUR	545,000	579,560
Tikehau CLO B.V., 6.250%, Due 12/7/2029, 2X E, (3-mo. EUR EURIBOR + 6.250%)B C	EUR	500,000	563,000

Total Asset-Backed Obligations (Cost $14,648,949)			15,189,318

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.69%
Durham Mortgages B PLC, 1.268%, Due 3/31/2054, 2018-BX C, (3-mo. EUR EURIBOR + 2.100%)B C	GBP	1,631,000	2,081,262
Hawksmoor Mortgage Funding PLC,
1.812%, Due 5/25/2053, 2019-1X B, (3-mo. SONIA + 1.750%)B C	GBP	1,000,000	1,288,002

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.69% (continued)
Hawksmoor Mortgage Funding PLC (continued)
2.162%, Due 5/25/2053, 2019-1X C, (3-mo. SONIA + 2.100%)B C	GBP	500,000	$646,241
Ripon Mortgages PLC,
1.568%, Due 8/20/2056, 1X C2, (3-mo. GBP LIBOR + 1.500%)B C	GBP	500,000	642,618
1.868%, Due 8/20/2056, 1X D1, (3-mo. GBP LIBOR + 1.800%)B C	GBP	290,000	372,194
Towd Point Mortgage Funding - Granite4 PLC, 1.826%, Due 10/20/2051, 2019-GR4X C, (3-mo. GBP LIBOR + 1.750%)B C	GBP	500,000	643,344

Total Collateralized Mortgage Obligations (Cost $5,532,210)			5,673,661

U.S. TREASURY OBLIGATIONS - 9.95%
U.S. Treasury Notes/Bonds,
0.375%, Due 3/31/2022	$	4,430,000	4,446,093
0.125%, Due 4/30/2022		10,835,000	10,835,423

Total U.S. Treasury Obligations (Cost $15,271,696)			15,281,516

		Shares

SHORT-TERM INVESTMENTS - 11.13% (Cost $17,094,368)
Investment Companies - 11.13%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G		17,094,368	17,094,368

TOTAL INVESTMENTS - 102.03% (Cost $154,927,233)			156,736,348
LIABILITIES, NET OF OTHER ASSETS - (2.03%)			(3,124,807)

TOTAL NET ASSETS - 100.00%			$153,611,541

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A  Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,039,033 or 13.70% of net assets. The Fund has no right to demand registration of these securities.

B  Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2020.

C  Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D  Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E   Zero coupon bond.

F   The Fund is affiliated by having the same investment advisor.

G  7-day yield.

CLO - Collateralized Loan Obligation.
CMT - Constant Maturity Treasury.
DAC - Designated Activity Company.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
ICE - Intercontinental Exchange.
LLC - Limited Liability Company.
LP - Limited Partnership.
PIK - Payment in Kind.
PJSC - Private Joint Stock Company.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

SONIA - Sterling Overnight Index Average.
ULC - Unlimited Liability Company.

Forward Foreign Currency Contracts Open on September 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	157,456	USD	159,126	10/1/2020	SSB	$—	$(1,670)	$(1,670)
GBP	236,382	USD	243,011	10/1/2020	SSB	—	(6,629)	(6,629)
GBP	649,510	USD	653,459	10/1/2020	SSB	—	(3,949)	(3,949)
GBP	1,649,789	USD	1,650,342	10/1/2020	SSB	—	(553)	(553)
USD	40,017,673	EUR	39,243,805	10/1/2020	SSB	773,868	—	773,868
USD	38,714,401	GBP	37,214,154	10/1/2020	SSB	1,500,247	—	1,500,247
USD	787,979	EUR	781,333	10/1/2020	SSB	6,646	—	6,646
USD	704,803	EUR	694,251	10/1/2020	SSB	10,552	—	10,552
USD	688,561	EUR	686,171	10/1/2020	SSB	2,390	—	2,390
USD	626,965	EUR	620,650	10/1/2020	SSB	6,315	—	6,315
USD	455,049	GBP	457,309	10/1/2020	SSB	—	(2,260)	(2,260)
USD	43,283,247	EUR	43,502,330	11/4/2020	SSB	—	(219,083)	(219,083)
USD	36,402,607	GBP	36,498,787	11/4/2020	SSB	—	(96,180)	(96,180)
USD	2,461,187	GBP	2,460,515	11/4/2020	SSB	672	—	672
USD	1,882,345	EUR	1,884,053	11/4/2020	SSB	—	(1,708)	(1,708)
USD	1,271,403	EUR	1,272,069	11/4/2020	SSB	—	(666)	(666)

						$2,300,690	$(332,698)	$1,967,992

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$14,394,628	$—	$14,394,628
Foreign Convertible Obligations	—	214,705	—	214,705
Foreign Corporate Obligations	—	87,918,152	—	87,918,152
Foreign Sovereign Obligations	—	970,000	—	970,000
Asset-Backed Obligations	—	15,189,318	—	15,189,318
Collateralized Mortgage Obligations	—	5,673,661	—	5,673,661
U.S. Treasury Obligations	—	15,281,516	—	15,281,516
Short-Term Investments	17,094,368	—	—	17,094,368

Total Investments in Securities - Assets	$17,094,368	$139,641,980	$—	$156,736,348

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$2,300,690	$—	$2,300,690

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Total Financial Derivative Instruments - Assets	$—	$2,300,690	$—	$2,300,690

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(332,698)	$—	$(332,698)

Total Financial Derivative Instruments - Liabilities	$—	$(332,698)	$—	$(332,698)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2020, the Trust consists of twenty-seven active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund are non-diversified. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (LIBOR) and other reference rates that are expected to be discontinued. The ASU amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$115,676,153	$13,912,454	$104,987,162	$118,899,616
Shapiro Equity Opportunities	3,359,246	–	3,556,284	3,556,284
Shapiro SMID Cap Equity	51,739	–	51,739	51,739

See accompanying notes

American Beacon FundSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$441,228,687	$198,913,186	$(6,410,027)	$192,503,159
Shapiro Equity Opportunities	90,059,564	5,655,354	(11,072,794)	(5,417,440)
Shapiro SMID Cap Equity	7,103,428	219,597	(1,696,310)	(1,476,713)
SSI Alternative Income Fund	83,596,829	15,553,106	(11,087,852)	4,465,254
TwentyFour Short Term Bond Fund	9,158,012	267,411	(105,700)	161,711
TwentyFour Strategic Income	154,927,233	4,277,887	(2,468,772)	1,809,115

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2020 the SSI Alternative Income Fund had $1,405,836 in long-term capital loss carryforwards, the TwentyFour Short Term Bond Fund had $17,697 in short-term capital loss carryforwards, and the TwentyFour Strategic Income Fund had $6,161,472 in short-term capital loss carryforwards and $10,172,759 in long-term capital loss carryforwards.

As of June 30, 2020, the ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund, Shapiro SMID Cap Equity Fund and TwentyFour Short Term Bond Fund did not have any capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-PORT Part F was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:

/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 25, 2020

By:

/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 25, 2020